Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	¥ 1,164
2023	1,051
2024	734
2025	445
2026	¥ 66